FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Interest rate risk (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) R$ / $ item	Dec. 31, 2017 BRL (R$) R$ / $	Dec. 31, 2016 BRL (R$)
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ 57,885,123	R$ 55,087,059
USD
Composition of balances in foreign currency and sensitivity analysis
Assumed foreign exchange rate | R$ / $	3,308.0000	3,308.0000
USD | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Assumed foreign exchange rate | R$ / $	3.2600	3.2600
USD | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Assumed foreign exchange rate | R$ / $	4.0750	4.0750
USD | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Assumed foreign exchange rate | R$ / $	4.8900	4.8900
Interest rate risk
Composition of balances in foreign currency and sensitivity analysis
Number of scenarios considered | item	4
Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Number of scenarios considered | item	2
Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (1,422,715)
Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(1,778,394)
Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(2,134,073)
Interest rate depreciation risk
Composition of balances in foreign currency and sensitivity analysis
Number of scenarios considered | item	2
Interest rate depreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(1,414,406)
Interest rate depreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(1,060,805)
Interest rate depreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(707,203)
LIBOR | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		1,840,224
LIBOR | Derivative instruments
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		909,700
LIBOR | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (1,714,830)
Assumed interest rate	1.87%	1.87%
LIBOR | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (3,391,285)
LIBOR | Scenario I - Likely | Derivative instruments
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		1,676,455
LIBOR | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (2,143,538)
Assumed interest rate	2.3375%	2.3375%
LIBOR | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (4,239,107)
LIBOR | Scenario (25%) | Derivative instruments
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		2,095,569
LIBOR | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (2,572,245)
Assumed interest rate	2.805%	2.805%
LIBOR | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (5,086,928)
LIBOR | Scenario (50%) | Derivative instruments
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 2,514,683
LIBOR | USD | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities | $	$ 556,295
LIBOR | USD | Derivative instruments
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities | $	$ 275,000
CDI (Interbank Deposit Certificate) | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Assumed interest rate	6.67%	6.67%
CDI (Interbank Deposit Certificate) | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Assumed interest rate	5.00%	5.00%
CDI (Interbank Deposit Certificate) | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Assumed interest rate	3.34%	3.34%
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		R$ 12,159,697
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(811,052)
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(811,052)
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(1,013,815)
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(1,013,815)
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(1,216,578)
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(1,216,578)
CDI (Interbank Deposit Certificate) | Interest rate depreciation risk | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		12,159,697
CDI (Interbank Deposit Certificate) | Interest rate depreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (811,052)
Assumed interest rate	6.67%	6.67%
CDI (Interbank Deposit Certificate) | Interest rate depreciation risk | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (811,052)
CDI (Interbank Deposit Certificate) | Interest rate depreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (608,289)
Assumed interest rate	8.34%	8.34%
CDI (Interbank Deposit Certificate) | Interest rate depreciation risk | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (608,289)
CDI (Interbank Deposit Certificate) | Interest rate depreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (405,526)
Assumed interest rate	10.01%	10.01%
CDI (Interbank Deposit Certificate) | Interest rate depreciation risk | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (405,526)
TJLP (long-term interest rate) | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Assumed interest rate	6.83%	6.83%
TJLP (long-term interest rate) | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Assumed interest rate	5.12%	5.12%
TJLP (long-term interest rate) | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Assumed interest rate	3.42%	3.42%
TJLP (long-term interest rate) | Interest rate appreciation risk | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		R$ 6,809,224
TJLP (long-term interest rate) | Interest rate appreciation risk | Debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		202,757
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(478,918)
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(465,070)
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario I - Likely | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(13,848)
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(598,648)
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(581,337)
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (25%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(17,310)
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(718,377)
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(697,605)
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (50%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(20,772)
TJLP (long-term interest rate) | Interest rate depreciation risk | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		6,809,224
TJLP (long-term interest rate) | Interest rate depreciation risk | Debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		202,757
TJLP (long-term interest rate) | Interest rate depreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (478,918)
Assumed interest rate	6.83%	6.83%
TJLP (long-term interest rate) | Interest rate depreciation risk | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (465,070)
TJLP (long-term interest rate) | Interest rate depreciation risk | Scenario I - Likely | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(13,848)
TJLP (long-term interest rate) | Interest rate depreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (359,189)
Assumed interest rate	8.54%	8.54%
TJLP (long-term interest rate) | Interest rate depreciation risk | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (348,802)
TJLP (long-term interest rate) | Interest rate depreciation risk | Scenario (25%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(10,386)
TJLP (long-term interest rate) | Interest rate depreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (239,459)
Assumed interest rate	10.25%	10.25%
TJLP (long-term interest rate) | Interest rate depreciation risk | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (232,535)
TJLP (long-term interest rate) | Interest rate depreciation risk | Scenario (50%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (6,924)
IGPM | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Assumed interest rate	4.43%	4.43%
IGPM | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Assumed interest rate	3.32%	3.32%
IGPM | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Assumed interest rate	2.22%	2.22%
IGPM | Interest rate appreciation risk | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ 229,108
IGPM | Interest rate appreciation risk | Commercial leasing
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		1,077,820
IGPM | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(37,598)
IGPM | Interest rate appreciation risk | Scenario I - Likely | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		10,149
IGPM | Interest rate appreciation risk | Scenario I - Likely | Commercial leasing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(47,747)
IGPM | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(46,997)
IGPM | Interest rate appreciation risk | Scenario (25%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		12,687
IGPM | Interest rate appreciation risk | Scenario (25%) | Commercial leasing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(59,684)
IGPM | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(56,397)
IGPM | Interest rate appreciation risk | Scenario (50%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		15,224
IGPM | Interest rate appreciation risk | Scenario (50%) | Commercial leasing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(71,621)
IGPM | Interest rate depreciation risk | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets		229,108
IGPM | Interest rate depreciation risk | Commercial leasing
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		1,077,820
IGPM | Interest rate depreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (37,598)
Assumed interest rate	4.43%	4.43%
IGPM | Interest rate depreciation risk | Scenario I - Likely | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 10,149
IGPM | Interest rate depreciation risk | Scenario I - Likely | Commercial leasing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(47,747)
IGPM | Interest rate depreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (28,198)
Assumed interest rate	5.54%	5.54%
IGPM | Interest rate depreciation risk | Scenario (25%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 7,612
IGPM | Interest rate depreciation risk | Scenario (25%) | Commercial leasing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(35,811)
IGPM | Interest rate depreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (18,799)
Assumed interest rate	6.65%	6.65%
IGPM | Interest rate depreciation risk | Scenario (50%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 5,075
IGPM | Interest rate depreciation risk | Scenario (50%) | Commercial leasing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (23,874)
SELIC (Special Settlement and Custody System) | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Assumed interest rate	6.67%	6.67%
SELIC (Special Settlement and Custody System) | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Assumed interest rate	5.00%	5.00%
SELIC (Special Settlement and Custody System) | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Assumed interest rate	3.34%	3.34%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		R$ 1,782,785
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(118,912)
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(118,912)
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(148,640)
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(148,640)
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(178,368)
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(178,368)
SELIC (Special Settlement and Custody System) | Interest rate depreciation risk | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		1,782,785
SELIC (Special Settlement and Custody System) | Interest rate depreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (118,912)
Assumed interest rate	6.67%	6.67%
SELIC (Special Settlement and Custody System) | Interest rate depreciation risk | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (118,912)
SELIC (Special Settlement and Custody System) | Interest rate depreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (89,184)
Assumed interest rate	8.34%	8.34%
SELIC (Special Settlement and Custody System) | Interest rate depreciation risk | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (89,184)
SELIC (Special Settlement and Custody System) | Interest rate depreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (59,456)
Assumed interest rate	10.01%	10.01%
SELIC (Special Settlement and Custody System) | Interest rate depreciation risk | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (59,456)
IPCA | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Assumed interest rate	3.73%	3.73%
IPCA | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Assumed interest rate	2.80%	2.80%
IPCA | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Assumed interest rate	1.87%	1.87%
IPCA | Interest rate appreciation risk | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		R$ 369,100
IPCA | Interest rate appreciation risk | Debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		268,022
IPCA | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		23,765
IPCA | Interest rate appreciation risk | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		13,767
IPCA | Interest rate appreciation risk | Scenario I - Likely | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		9,997
IPCA | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		29,706
IPCA | Interest rate appreciation risk | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		17,209
IPCA | Interest rate appreciation risk | Scenario (25%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		12,497
IPCA | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		35,647
IPCA | Interest rate appreciation risk | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		20,651
IPCA | Interest rate appreciation risk | Scenario (50%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		14,996
IPCA | Interest rate depreciation risk | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		369,100
IPCA | Interest rate depreciation risk | Debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		268,022
IPCA | Interest rate depreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 32,073
Assumed interest rate	3.73%	3.73%
IPCA | Interest rate depreciation risk | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 13,767
IPCA | Interest rate depreciation risk | Scenario I - Likely | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		18,306
IPCA | Interest rate depreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 24,055
Assumed interest rate	4.66%	4.66%
IPCA | Interest rate depreciation risk | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 10,326
IPCA | Interest rate depreciation risk | Scenario (25%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		13,729
IPCA | Interest rate depreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 16,037
Assumed interest rate	5.60%	5.60%
IPCA | Interest rate depreciation risk | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 6,884
IPCA | Interest rate depreciation risk | Scenario (50%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 9,153